Consolidated Statement of Changes in Equity (USD $) In Millions	Total	Common Units	General Partner	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interests
Beginning Balance at Dec. 31, 2010	$ 5,826	$ 6,564	$ (880)	$ 142	$ 0
Net income	1,604	1,088	516	0	0
Other comprehensive income (loss)	(15)	0	0	(15)	0
Cash distributions (Note 4)	(1,124)	(842)	(282)	0	0
Distributions to The Williams Companies, Inc - net	(65)	0	(65)	0	0
Excess of purchase price over contributed basis of investment purchase from affiliate	(123)	0	(123)	0	0
Contributions from general partner	31	0	31	0	0
Other	(12)	0	(12)	0	0
Ending Balance at Dec. 31, 2011	6,122	6,810	(815)	127	0
Net income	1,291	672	619	0	0
Other comprehensive income (loss)	20	0	0	20	0
Cash distributions (Note 4)	(1,440)	(1,056)	(384)	0	0
Distributions to The Williams Companies, Inc - net	(16)	0	(16)	0	0
Sales of common units (Note 13)	2,559	2,559	0	0	0
Issuances of common units related to acquisitions (Note 13)	1,044	1,044	0	0	0
Issuances Of Common Units In Common Control Transactions (Note 13)	7	345	(338)	0	0
Excess of purchase price over contributed basis of investment purchase from affiliate	0
Contributions from general partner	93	0	93	0	0
Contributions from noncontrolling interests	14	0	0	0	14
Other	(3)	(2)	(1)	0	0
Ending Balance at Dec. 31, 2012	9,691	10,372	(842)	147	14
Net income	1,119	660	456	0	3
Other comprehensive income (loss)	(55)	0	0	(55)	0
Cash distributions (Note 4)	(1,846)	(1,422)	(424)	0	0
Contributions from The Williams Companies, inc net	221	0	221	0	0
Sales of common units (Note 13)	1,962	1,962	0	0	0
Excess of purchase price over contributed basis of investment purchase from affiliate	0
Contributions from general partner	78	0	78	0	0
Contributions from noncontrolling interests	398	0	0	0	398
Other	(1)	24	(25)	0	0
Ending Balance at Dec. 31, 2013	$ 11,567	$ 11,596	$ (536)	$ 92	$ 415